Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,537,126)	$ (996,825)	$ 164,811
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	82,872	57,603	38,973
Loss on disposal of equipment		144
Deferred tax benefits	(545,572)	(282,083)	25,079
Amortization of stock compensation expenses for services	758,750	488,334
Change in operating assets and liabilities
Other receivables	47,043	(208,266)	(38,288)
Prepaid costs and expenses	(1,872,945)	(1,184,885)	(1,518,243)
Security deposits		55,876
Accounts payable			(13,592)
Other payables and accrued liabilities	2,287	238,913	162,770
Deferred revenues		(13,651)	13,890
Deferred rent liabilities		(13,410)	(13,644)
Taxes payable	14,615	(50,489)	85,922
Net cash used in operating activities	(5,050,076)	(1,908,739)	(1,092,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(753,094)	(49,082)	(108,757)
Deposits for rental vehicles	(2,580,632)
Cash acquired through variable interest entity		17,868
Net cash used in investing activities	(3,333,726)	(31,214)	(108,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through initial public offerings, net	5,944,147
Prepaid initial public offerings costs		(389,635)	8,044,569
Net cash provided by (used in) financing activities	5,944,147	(389,635)	8,044,569
EFFECT OF EXCHANGE RATE ON CASH	(82,699)	407,446	(139,085)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,522,354)	(1,922,142)	6,704,405
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of year	5,456,778	7,378,920	674,515
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of year	2,334,425	5,456,778	7,378,920
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	84,402	10,542
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Capital contribution on shares subscription receivables			45,357
Noncontrolling interests acquired and contributed by shareholders		348,323
Issuance of ordinary shares to consultants and service providers	238,680	4,030,000
Prepaid initial public offerings costs offset against initial public offerings proceeds	$ 2,382,763